CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues from related party	768	5,594
Number of Class A ordinary shares each ADS represents (in shares)	18